Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calamos Antetokounmpo Sustainable Equities Trust
Entity Central Index Key	0001943291
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000238767
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class A
Trading Symbol	SROAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,580,414
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 34,032
InvestmentCompanyPortfolioTurnover	20.00%
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238769
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class C
Trading Symbol	SROCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,580,414
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 34,032
InvestmentCompanyPortfolioTurnover	20.00%
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238768
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class I
Trading Symbol	SROIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,580,414
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 34,032
InvestmentCompanyPortfolioTurnover	20.00%
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources
C000238766
Shareholder Report [Line Items]
Fund Name	Calamos Antetokounmpo Sustainable Equities Fund
Class Name	Class R6
Trading Symbol	SRORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calamos Antetokounmpo Sustainable Equities Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.calamos.com/resources. You can also request this information by contacting us at 800-582-6959.
Additional Information Phone Number	800-582-6959
Additional Information Website	www.calamos.com/resources
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,580,414
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 34,032
InvestmentCompanyPortfolioTurnover	20.00%
Updated Prospectus Phone Number	800-582-6959.
Updated Prospectus Web Address	www.calamos.com/resources